CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 645	$ 1,526	$ 779
Trade receivables	28	0
Accounts receivable and prepaid expenses	122	160	116
Total Current Assets	795	1,686	895
Long-term Assets:
Property and equipment, net	130	70	46
Long term prepaid expenses	13	13	2
Restricted cash	67	67	20
Total Long Term Assets	210	150	68
Total Assets	1,005	1,836	963
Current Liabilities:
Trade payables	156	94	83
Related parties payable	351	350	168
Accrued expenses and other liabilities	359	255	178
Total Current Liabilities	866	699	429
Commitments and Contingent Liabilities
Shareholders' Equity:
Stock capital - Common shares of $0.001 par value per share 200,000,000 shares of common stock authorized; 53,412,362, 53,287,362 and 28,527,894 issued and outstanding at March 31, 2014, December 31, 2013, and 2012, respectively	53	53	28
Preferred stock of $0.001 par value per share 20,000,000 shares of preferred stock authorized; 0 and 11,625,044 issued and outstanding at December 31, 2013 and 2012, respectively		0	12
Additional paid-in capital	13,632	13,321	8,616
Deferred compensation	(631)	(790)	0
(Deficit) accumulated during the development stage	(12,915)	(11,447)	(8,122)
Total Shareholders' Equity	139	1,137	534
Total Liabilities and Shareholders' Equity	$ 1,005	$ 1,836	$ 963